GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 28, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill by Segment
GOODWILL — The changes in the carrying amount of goodwill by segment are as follows:

(Millions of Dollars)	CDIY	Industrial	Security	Total
Balance December 29, 2012	$2,921.4	$1,500.7	$2,593.4	$7,015.5
Addition from acquisitions	55.7	534.0	0.2	589.9
Foreign currency translation and other	(25.9)	(8.7)	(5.5)	(40.1)
Balance December 28, 2013	$2,951.2	$2,026.0	$2,588.1	$7,565.3

Intangible Assets
INTANGIBLE ASSETS — Intangible assets at December 28, 2013 and December 29, 2012 were as follows:

	2013		2012
(Millions of Dollars)	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized Intangible Assets — Definite lives
Patents and copyrights	$56.3	$(44.3)	$52.1	$(40.3)
Trade names	168.5	(79.4)	140.4	(67.5)
Customer relationships	1,985.5	(791.3)	1,701.3	(623.7)
Other intangible assets	281.0	(122.9)	262.1	(100.9)
Total	$2,491.3	$(1,037.9)	$2,155.9	$(832.4)

Aggregate Intangible Assets Amortization Expense by Segment
Aggregate intangible assets amortization expense by segment was as follows:

(Millions of Dollars)	2013	2012	2011
CDIY	$37.7	$35.9	$31.8
Security	91.6	113.2	107.8
Industrial	74.0	58.3	42.0
Consolidated	$203.3	$207.4	$181.6